September 7, 2012

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (“Registrant”)
  T. Rowe Price Tax-Free Ultra Short-Term Bond Fund
 File Nos.: 002-87059/811-3872

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 46 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of a new series called the T. Rowe Price Tax-Free Ultra Short-Term Bond Fund.

Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series.

We have not yet obtained a NASDAQ ticker symbol, however, once it is received, it will be added to the front cover of the prospectus.

We are seeking an effective date of November 21, 2012.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire